EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 151	¥ 1,073		¥ 1,042		¥ 1,269
Housing funds	2	12	[1]	16	[1]	113	[1]
Contribution to pension plans	10	70	[1]	67	[1]	102	[1]
Welfare and other expenses	5	37		46		33
Total employee benefits	$ 168	¥ 1,192		¥ 1,171		¥ 1,517

[1]	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.